Note 7 - Short-term Loans Payable (Tables)	9 Months Ended
Dec. 31, 2023
Statement Line Items [Line Items]
Disclosure of detailed information about short-term loans payable [text block]
	December 31, 2023	March 31, 2023

Loan payable on demand, unsecured with 10% interest per annum and no fixed term	$5,000	$5,000
Loan payable on May 10, 2024, secured, with 11.35% interest per annum	1,133,610	1,143,998
US $50,000 promissory note (Note 5), repaid during the current period (Note 5)	-	67,717
	$1,138,610	$1,216,715